Financial Instruments - Credit Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 138	£ 114	£ 111	£ 162
Trade receivables	1,858	1,829
Up to one month [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	215	181
Two to three months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	108	93
Four to six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	39	37
Greater than six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	45	35
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 138	£ 114
Credit risk [member] | Banks rated A-/A3 [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of cash and cash equivalents held with bank".	93.00%	93.00%